Commitments and Contingencies Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum lease obligations [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 128
Operating Leases, Future Minimum Payments, Due in Two Years	96
Operating Leases, Future Minimum Payments, Due in Three Years	80
Operating Leases, Future Minimum Payments, Due in Four Years	64
Operating Leases, Future Minimum Payments, Due in Five Years	50
Operating Leases, Rent Expense	$ 148	$ 144	$ 132